Inventory	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventory [Text Block]

5) Inventory

	December 31, 2023	December 31, 2022
Finished products - Vanadium	$43,582	$48,546
Finished products - Ilmenite	672	-
Work-in-process	1,802	998
Stockpiles	1,328	284
Warehouse materials	14,181	14,393
Total	$61,565	$64,221

During the year ended December 31, 2023, the Company recognized net realizable value write-downs of $3,603 for vanadium finished products (year ended December 31, 2022 - $1,987), $444 for ilmenite finished products (year ended December 31, 2022 - $nil) and $21 for warehouse materials (year ended December 31, 2022 - $317). As inventory is sold, previously recorded net realizable value write-downs are reclassified from inventory write-down to direct mine and production costs or product acquisition costs as appropriate (note 23).

During the year ended December 31, 2023, the Company recognized a net realizable value write-down of $nil for battery components (year ended December 31, 2022 - $6,435), with the write-down included in technology start-up costs. The value of battery components inventory at December 31, 2023 and December 31, 2022 was $nil.